ACQUISITION (Details 1) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 21, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Intangible Assets Acquired	$ 5,580,704			$ 5,580,704		$ 5,580,704
Amortization of Intangible Assets		$ 76,985	$ 0	169,934	$ 0	550,080	$ 0
Intangible Assets, Net (Excluding Goodwill)		4,860,690		4,860,690		$ 5,030,624	$ 0	$ 0
Patents and exclusive License Agreement [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life						9 years 8 months 26 days
Noncash or Part Noncash Acquisition, Intangible Assets Acquired				1,306,031		$ 1,306,031
Amortization of Intangible Assets		33,522		67,081		126,375
Intangible Assets, Net (Excluding Goodwill)		1,112,575		1,112,575		$ 1,179,656
Trademark [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life						Indefinite
Noncash or Part Noncash Acquisition, Intangible Assets Acquired				2,505,907		$ 2,505,907
Amortization of Intangible Assets		0		0		0
Intangible Assets, Net (Excluding Goodwill)		2,505,907		2,505,907		$ 2,505,907
Customer relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life						10 years
Noncash or Part Noncash Acquisition, Intangible Assets Acquired				1,431,680		$ 1,431,680
Amortization of Intangible Assets		35,792		71,622		134,931
Intangible Assets, Net (Excluding Goodwill)		1,225,127		1,225,127		$ 1,296,749
Non compete agreement [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life						2 years
Noncash or Part Noncash Acquisition, Intangible Assets Acquired				61,366		$ 61,366
Amortization of Intangible Assets		7,671		15,367		28,918
Intangible Assets, Net (Excluding Goodwill)		17,081		17,081		$ 32,448
Assembled Workforce [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life						1 year
Noncash or Part Noncash Acquisition, Intangible Assets Acquired				275,720		$ 275,720
Amortization of Intangible Assets		0		15,864		259,856
Intangible Assets, Net (Excluding Goodwill)		$ 0		$ 0		$ 15,864